UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-05655

DWS Municipal Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 2/28/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2009 (Unaudited)

DWS Municipal Income Trust

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 134.8%
Alabama 3.9%
Camden, AL, Industrial Development Board Revenue, Series B, AMT, Prerefunded, 6.375%, 12/1/2024	1,000,000	1,161,260
Huntsville, AL, Hospital & Healthcare Revenue, Health Care Authority, Series A, Prerefunded, 5.75%, 6/1/2031	5,500,000	6,035,920
Huntsville, AL, Water & Sewer Revenue, AMT, 5.75%, 10/1/2011 (a)	8,560,000	8,790,778

		15,987,958
Arizona 2.9%
Arizona, Health Facilities Authority Revenue, Banner Health, Series D, 5.375%, 1/1/2032	3,000,000	2,823,210

Arizona, Hospital & Healthcare Revenue, Health Facilities Authority, Catholic Healthcare West, Series A, 6.625%, 7/1/2020	7,000,000	7,533,330
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037	1,050,000	677,481
5.5%, 12/1/2029	1,400,000	1,037,988

		12,072,009
California 15.2%
California, Bay Area Toll Authority, Toll Bridge Revenue:
Series B, 0.37% **, 4/1/2039	1,195,000	1,195,000
Series D-1, 0.4% **, 4/1/2045	2,000,000	2,000,000
California, Housing Finance Agency Revenue, Home Mortgage, Series C, AMT, 1.3% **, 8/1/2037	1,000,000	1,000,000
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp., Series 2003-A-1, Prerefunded, 6.75%, 6/1/2039	11,730,000	13,819,934
California, State General Obligation:
5.125%, 4/1/2024	4,400,000	4,401,716
5.25%, 4/1/2030	110,000	108,204
California, State Public Works Board Lease Revenue, Department of General Services, Capital East End, Series A, 5.25%, 12/1/2020 (a)	10,500,000	10,598,910
California, State Revenue Lease, Public Works Board, Department of Corrections, Series C, 5.5%, 6/1/2021	2,500,000	2,546,550
Corona-Norco, CA, Unified School District, Election of 2006, Series A, 5.0%, 8/1/2031 (a)	5,130,000	5,061,720
Kern, CA, High School District, Election of 2004, Series B, 5.0%, 8/1/2030 (a)	13,270,000	13,080,770
Northern California, Tobacco Securitization Authority, Tobacco Settlement Revenue, Series A-1, 5.375%, 6/1/2038	3,000,000	1,758,360
Sacramento, CA, Municipal Utility District, Electric Revenue:
Series U, 5.0%, 8/15/2026 (a)	2,615,000	2,611,940
Series U, 5.0%, 8/15/2027 (a)	2,025,000	1,996,164
Series U, 5.0%, 8/15/2028 (a)	2,045,000	1,990,378

		62,169,646
Colorado 6.0%
Colorado, E-470 Public Highway Authority Revenue, Series A-1, 5.5%, 9/1/2024 (a)	2,500,000	2,106,750
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	2,500,000	1,516,675
Colorado, Health Facilities Authority Revenue, Portercare Adventist Health System, Prerefunded, 6.5%, 11/15/2031	1,000,000	1,138,760
Colorado, Hospital & Healthcare Revenue, Poudre Valley Health Facilities:
Series A, Prerefunded, 5.5%, 12/1/2017 (a)	6,145,000	6,431,726
Series A, Prerefunded, 6.0%, 12/1/2015 (a)	5,705,000	5,992,817
Series A, Prerefunded, 6.0%, 12/1/2016 (a)	2,000,000	2,100,900
Colorado, Single Family Housing Revenue, Series B2, AMT, 7.25%, 10/1/2031	160,000	164,122
Denver, CO, Airport Revenue, Series A, AMT, 6.0%, 11/15/2014 (a)	5,000,000	5,101,850

		24,553,600
District of Columbia 1.3%
District of Columbia, Series A, ETM, 5.5%, 6/1/2014 (a)	640,000	652,397
District of Columbia, Howard University Revenue, Series A, 5.0%, 10/1/2023 (a)	2,810,000	2,872,213
District of Columbia, State General Obligation, Series A, 5.5%, 6/1/2014 (a)	1,860,000	1,896,028

		5,420,638
Florida 5.6%
Hillsborough County, FL, Industrial Development Revenue, University Community Hospital Project, Series A, Prerefunded, 5.625%, 8/15/2023	1,000,000	1,033,620
Miami-Dade County, FL, Educational Facilities Authority Revenue, University of Miami, Series A, 5.75%, 4/1/2028	3,000,000	3,066,360
Miami-Dade County, FL, Transportation/Tolls Revenue, Expressway Authority:
6.0%, 7/1/2013 (a)	1,665,000	1,757,408

6.0%, 7/1/2014 (a)	1,000,000	1,055,500
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project:
5.5%, 10/1/2028	5,290,000	4,423,339
5.75%, 10/1/2038	5,000,000	4,047,300
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
Series B, 5.25%, 12/1/2029 (a)	3,500,000	3,346,280
Prerefunded, 5.75%, 12/1/2032	1,000,000	1,142,130
Palm Beach County, FL, School District Revenue Lease, Series A, Prerefunded, 5.75%, 8/1/2017 (a)	2,850,000	3,065,859

		22,937,796
Georgia 5.1%
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2020	7,250,000	6,063,900
Series A, 5.5%, 9/15/2024	5,000,000	3,854,400
Series A, 5.5%, 9/15/2028	10,000,000	7,410,500
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, 6.5%, 8/1/2038 (a)	3,300,000	3,487,869

		20,816,669
Hawaii 4.3%
Hawaii, Airport System Revenue, Series B, AMT, 6.5%, 7/1/2013 (a)	8,800,000	9,152,704
Hawaii, Electric Revenue, Department of Budget & Finance, Series D, AMT, 6.15%, 1/1/2020 (a)	2,195,000	2,030,287
Hawaii, Port Authority Revenue:
Series A, AMT, 6.0%, 7/1/2011 (a)	2,950,000	3,076,054
Series A, AMT, 6.0%, 7/1/2012 (a)	3,135,000	3,249,145

		17,508,190
Idaho 0.5%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	2,135,000	2,185,728
Illinois 9.0%
Aurora, IL, Single Family Mortgage Revenue, Series C, AMT, 5.5%, 6/1/2045	6,672,980	6,559,339
Chicago, IL, Airport Revenue, O'Hare International Airport, AMT, 5.5%, 1/1/2014 (a)	10,000,000	10,080,300
Chicago, IL, Core City General Obligation:
Series A, Prerefunded, 6.0%, 1/1/2014 (a)	2,085,000	2,246,608
Series A, Prerefunded, 6.125%, 1/1/2015 (a)	2,000,000	2,158,360
Series A, Prerefunded, 6.125%, 1/1/2016 (a)	2,000,000	2,158,360
Chicago, IL, Other General Obligation, Neighborhoods Alive 21 Project:
Series A, Prerefunded, 6.0%, 1/1/2015 (a)	1,000,000	1,077,510
Series A, Prerefunded, 6.0%, 1/1/2017 (a)	1,000,000	1,077,510
Illinois, Finance Authority Revenue, Advocate Health Care Network, Series D, 6.5%, 11/1/2038	1,000,000	1,035,080
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038	5,750,000	5,396,260
Illinois, Finance Authority Revenue, Rush University Medical Center, Series B, 5.75%, 11/1/2028 (a)	1,250,000	1,092,713
Illinois, Health Facilities Authority Revenue, Children's Memorial Hospital, Series A, Prerefunded, 5.625%, 8/15/2019 (a)	4,000,000	4,122,560

		37,004,600
Indiana 1.4%
Indiana, Hospital & Healthcare Revenue, Health Facilities Authority, Prerefunded, 5.5%, 11/1/2031	5,000,000	5,580,800
Kansas 0.8%
Overland Park, KS, Industrial Development Revenue, Series A, Prerefunded, 7.375%, 1/1/2032	3,000,000	3,315,840

Kentucky 3.5%
Kentucky, Economic Development Finance Authority, Health System Revenue, Norton Healthcare:
Series A, Prerefunded, 6.5%, 10/1/2020	790,000	860,168
Series A, 6.5%, 10/1/2020	1,210,000	1,195,867
Series A, Prerefunded, 6.625%, 10/1/2028	3,135,000	3,419,596
Series A, 6.625%, 10/1/2028	865,000	782,522
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2042 (a)	4,000,000	4,083,560
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	5,000,000	3,810,250

		14,151,963
Louisiana 0.4%
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	2,315,000	1,708,308
Maine 0.1%
Maine, Hospital & Healthcare Revenue, Series D, 5.7%, 7/1/2013 (a)	265,000	265,861
Maryland 1.2%
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, Prerefunded, 6.75%, 7/1/2030	2,500,000	2,712,750
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, 6.75%, 7/1/2039	1,100,000	1,111,693
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital, 5.75%, 1/1/2033	1,500,000	1,176,555

		5,000,998
Massachusetts 2.3%
Massachusetts, Airport Revenue, U.S. Airways, Inc. Project, Series A, AMT, 5.875%, 9/1/2023 (a)	5,000,000	3,765,250
Massachusetts, Port Authority Revenue, Series B, AMT, 5.5%, 7/1/2015 (a)	3,000,000	3,033,630
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston Medical Center Project, 5.25%, 7/1/2038	3,385,000	2,462,926

		9,261,806
Michigan 3.1%
Chippewa County, MI, Hospital & Healthcare Revenue, Chippewa County War Memorial, Series B, 5.625%, 11/1/2014	1,295,000	1,177,660
Michigan, Industrial Development Revenue:
Prerefunded, 5.5%, 6/1/2018 (a)	3,425,000	3,615,430
Prerefunded, 5.75%, 6/1/2016 (a)	4,640,000	4,912,461
Michigan, State Building Authority Revenue, Facilities Program, Series I, 6.0%, 10/15/2038	1,000,000	1,052,980
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.25%, 9/1/2039	1,800,000	1,917,684

		12,676,215
Minnesota 2.0%
Minneapolis & St. Paul, MN, Airport Revenue, Series B, AMT, 6.0%, 1/1/2012 (a)	4,395,000	4,521,752
Minneapolis & St. Paul, MN, Port Authority Revenue, Series B, AMT, 5.625%, 1/1/2015 (a)	2,500,000	2,526,850
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	1,140,000	1,194,857

		8,243,459
Mississippi 0.3%
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	1,525,000	1,072,441
Missouri 0.3%
Missouri, Hospital & Healthcare Revenue, Lake of the Ozarks General Hospital, 6.5%, 2/15/2021	365,000	338,245

St. Charles County, MO, Industrial Development Authority Revenue, National Cart Project, Series A, AMT, 0.7% **, 11/1/2023, US Bank NA (b)	960,000	960,000

		1,298,245
Nevada 2.1%
Henderson, NV, Health Care Facility Revenue, Catholic Healthcare West, Series B, 5.25%, 7/1/2031	10,000,000	8,631,300
New Jersey 5.9%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	1,090,000	795,068
New Jersey, Hospital & Healthcare Revenue, General Hospital Center at Passaic, ETM, 6.75%, 7/1/2019 (a)	5,000,000	6,249,650
New Jersey, Industrial Development Revenue, American Water Co., Inc. Project, Series A, AMT, 6.875%, 11/1/2034 (a)	10,775,000	9,669,269
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,400,000	973,980
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp., 5.75%, 6/1/2032	1,875,000	2,041,444
New Jersey, State Transportation Trust Fund Authority, Transportation Systems, Series A, 6.0%, 12/15/2038	3,000,000	3,175,110
New Jersey, Tobacco Settlement Financing Corp., Series 1-A, 5.0%, 6/1/2041	2,200,000	1,170,070

		24,074,591
New York 5.5%
Nassau County, NY, Hospital & Healthcare, Prerefunded, 6.0%, 8/1/2015 (a)	3,390,000	3,532,888
New York, State Agency General Obligation Lease, Higher Education Revenue, Dormitory Authority, City University, Series A, 5.625%, 7/1/2016	1,500,000	1,692,570
New York, Tobacco Settlement Financing Corp., Series B-1C, 5.5%, 6/1/2019	15,500,000	15,887,810
Niagara Falls, NY, School District General Obligation, 5.6%, 6/15/2014 (a)	1,180,000	1,395,905

		22,509,173
North Carolina 2.7%
Charlotte, NC, Airport Revenue:
Series B, AMT, 5.75%, 7/1/2013 (a)	2,480,000	2,514,943
Series B, AMT, 5.875%, 7/1/2014 (a)	1,140,000	1,155,470
North Carolina, Electric Revenue, Municipal Power Agency:
Series C, 5.375%, 1/1/2017	1,000,000	1,026,430
Series B, 6.375%, 1/1/2013	3,000,000	3,104,760
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health Systems, Series D, 6.25%, 12/1/2033	3,000,000	3,107,130

		10,908,733
North Dakota 0.9%
Grand Forks, ND, Hospital & Healthcare Revenue, Altru Health Care System, Prerefunded, 7.125%, 8/15/2024	3,400,000	3,724,972
Ohio 4.1%
Buckeye, OH, Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/1/2030	19,820,000	12,570,042
Green Springs, OH, Senior Care Revenue, St. Francis Health Care Center Project, Series A, 7.125%, 5/15/2025 *	6,000,000	4,365,540

		16,935,582
Oklahoma 1.2%
Oklahoma, State Turnpike Authority Revenue, Series E, 3.5% **, 1/1/2028	5,000,000	5,000,000
Pennsylvania 0.6%
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	2,570,000	2,598,527
Rhode Island 0.5%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	2,000,000	1,977,280

South Carolina 2.9%
Greenwood County, SC, Hospital & Healthcare Revenue, South Carolina Memorial Hospital, 5.5%, 10/1/2031	1,500,000	1,278,720
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance:
Series C, Prerefunded, 7.0%, 8/1/2030	5,420,000	6,461,807
Series A, Prerefunded, 7.375%, 12/15/2021	2,000,000	2,238,100
South Carolina, Tobacco Settlement Revenue Management Authority, Series B, 6.0%, 5/15/2022	1,790,000	1,887,000

		11,865,627
South Dakota 0.3%
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.0%, 11/1/2027	1,500,000	1,407,195
Tennessee 6.4%
Blount County, TN, Public Building Authority, Local Government Public Improvement, Series E-5-A, 0.68% **, 6/1/2030, Branch Banking & Trust (b)	5,000,000	5,000,000
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.0%, 12/15/2021	2,000,000	1,522,040
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	4,000,000	3,834,240
Memphis-Shelby County, TN, Airport Revenue, Series D, AMT, 6.25%, 3/1/2017 (a)	4,690,000	4,788,255
Selmer-McNairy County, TN, Industrial Development Board Revenue, United Stainless, Inc., AMT, 0.9% **, 12/1/2023, Bank of America NA (b)	2,000,000	2,000,000
Shelby County, TN, Health Educational & Housing Facility Board, Hospital Revenue, Methodist Health Care, Prerefunded, 6.5%, 9/1/2026	7,000,000	8,102,920
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	2,050,000	1,240,537

		26,487,992
Texas 21.7%
Austin, TX, Sales & Special Tax Revenue, Hotel Occupancy Tax:
Prerefunded, 6.0%, 11/15/2015 (a)	3,480,000	3,609,665
Prerefunded, 6.0%, 11/15/2016 (a)	3,625,000	3,760,068
Brazos River, TX, Pollution Control Revenue, Brazos River Authority, Texas Utilities Electric Co. Project, Series C, AMT, 5.75%, 5/1/2036	3,965,000	2,706,390
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare Systems, Series B, 7.25%, 12/1/2035	1,000,000	1,052,330
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Memorial Hermann Healthcare Systems, Series A, Prerefunded, 6.375%, 6/1/2029	5,500,000	6,145,755
Harris County, TX, Houston Port Authority, Series A, AMT, 6.25%, 10/1/2029	3,000,000	3,071,460
Houston, TX, Airport Revenue, People Mover Project, Series A, AMT, 5.5%, 7/15/2017 (a)	3,300,000	3,301,947
Houston, TX, Port Authority Revenue, Airport Revenue, Series A, AMT, 5.875%, 7/1/2014 (a)	3,960,000	4,053,139
North Texas, Higher Education Authority, Inc., Student Loan Revenue, Series A, AMT, 0.9% **, 12/1/2038, Lloyds Banking Group PLC (b)	2,600,000	2,600,000
North Texas, Tollway Authority Revenue:
First Tier, Series A, 5.625%, 1/1/2033	3,500,000	3,347,155
Second Tier, Series F, 5.75%, 1/1/2038	6,500,000	5,946,460
Red River, TX, Education Finance Revenue Lease, St. Mark's School Project, Prerefunded, 6.0%, 8/15/2019	5,390,000	5,664,459
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Texas Health Resources, Series A, 5.0%, 2/15/2026	4,000,000	3,683,680
Tarrant County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Prerefunded, 6.7%, 11/15/2030	4,500,000	4,939,650
Texas, Dallas/Fort Worth International Airport Revenue, Series A, AMT, 5.875%, 11/1/2016 (a)	6,500,000	6,728,410
Texas, Industrial Development Revenue, Waste Disposal Authority, Series A, AMT, 6.1%, 8/1/2024	2,000,000	1,422,860
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 2.037% ***, 12/15/2026	12,000,000	5,535,000
Series D, 6.25%, 12/15/2026	5,000,000	4,135,150
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:

5.5%, 8/1/2021	1,155,000	926,645
5.5%, 8/1/2025	7,250,000	5,574,452
Texas, State Turnpike Authority, Dallas Northway Revenue, 5.5%, 1/1/2015 (a)	10,865,000	10,992,772

		89,197,447
Washington 3.9%
Seattle, WA, Airport Revenue, Series B, AMT, 6.0%, 2/1/2013 (a)	7,355,000	7,765,483
Seattle, WA, Special Assessment Revenue:
Series B, AMT, 5.5%, 9/1/2011 (a)	1,085,000	1,109,109
Series B, AMT, 5.75%, 9/1/2013 (a)	1,045,000	1,061,406
Washington, Hospital & Healthcare Revenue, Group Health Coop of Puget Sound, 5.375%, 12/1/2017 (a)	1,500,000	1,480,620
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028 (a)	5,240,000	3,802,249
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	1,000,000	774,830

		15,993,697
West Virginia 4.9%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center:
Series A, Prerefunded, 6.75%, 9/1/2022	2,355,000	2,565,184
Prerefunded, 6.75%, 9/1/2030	395,000	430,254
West Virginia, Hospital Finance Authority, Charleston Medical Center:
Prerefunded, 6.75%, 9/1/2022	9,645,000	10,505,816
Prerefunded, 6.75%, 9/1/2030	3,605,000	3,926,746
West Virginia, Water & Sewer Revenue, Water Development Authority, Series B, 5.25%, 11/1/2023 (a)	2,740,000	2,826,529

		20,254,529
Wisconsin 2.0%
Badge, WI, Tobacco Asset Securitization Corp., 6.125%, 6/1/2027	3,635,000	3,468,044
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority, Aurora Health Care, Inc., Series A, 5.6%, 2/15/2029	6,000,000	4,587,900

		8,055,944

Total Municipal Bonds and Notes (Cost $552,637,333)		552,855,359
Municipal Inverse Floating Rate Notes (c) 68.6%
California 4.9%
California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (d)	10,000,000	9,835,551
Trust: California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-5, 144A, 13.534%, 4/1/2031, Leverage Factor at purchase date: 3 to 1
California, State General Obligation, 5.0%, 6/1/2023 (a) (d)	10,000,000	10,136,450
Trust: California, State General Obligation, Series 1932, 144A, 13.7%, 6/1/2023, Leverage Factor at purchase date: 4 to 1

		19,972,001
Florida 15.2%
Miami-Dade County, FL, Aviation Revenue, Miami International Airport, Series A, AMT, 5.25%, 10/1/2033 (a) (d)	34,000,000	30,342,110
Trust: Miami-Dade County, FL, Port, Airport & Marina Improvements, Series 2008-1144, 144A, AMT, 9.27%, 10/1/2033, Leverage Factor at purchase date: 2 to 1
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2023 (a) (d)	3,740,000	3,662,949
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024 (a) (d)	3,915,000	3,834,344
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2025 (a) (d)	4,122,500	4,037,569
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2026 (a) (d)	4,317,500	4,228,551
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2032 (a) (d)	16,470,000	16,130,688
Trust: Miami-Dade County, FL, Transit Improvements, Series 2008-1160, 144A, 9.021%, 7/1/2023, Leverage Factor at purchase date: 2 to 1

		62,236,211

Massachusetts 5.7%
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/1/2032 (d)	18,250,000	18,372,354
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/1/2037 (d)	5,000,000	5,033,522
Trust: Massachusetts, State Pollution Control, Water Utility Improvements, Series 3159, 144A, 12.912%, 8/1/2032, Leverage Factor at purchase date: 3 to 1

		23,405,876
Nevada 6.9
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2028 (d)	9,447,355	9,222,108
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2029 (d)	9,919,723	9,683,213
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2030 (d)	9,627,878	9,398,327
Trust: Clark County, NV, Series 3158, 144A, 12.874%, 6/1/2028, Leverage Factor at purchase date: 3 to 1

		28,303,648
New York 18.9%
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2026 (d)	13,500,000	13,835,475
Trust: New York, State Dormitory Authority Revenue, Series 2008-1189, 144A, 9.07%, 3/15/2026, Leverage Factor at purchase date: 2 to 1
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2026 (d)	10,000,000	10,225,913
Trust: New York, State Dormitory Authority Revenue, Series 3160, 144A, 12.914%, 3/15/2026, Leverage Factor at purchase date: 3 to 1
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2025 (d)	5,425,000	5,432,184
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2027 (d)	8,080,000	8,090,701
Trust: New York, State Dormitory Authority Revenues, Series 3169, 144A, 12.911%, 7/1/2025, Leverage Factor at purchase date: 3 to 1
New York, State Dormitory Authority, State Personal Income Tax Revenues, Series A, 5.0%, 3/15/2024 (d)	10,000,000	10,358,900
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1955-3, 144A, 17.72%, 3/15/2024, Leverage Factor at purchase date: 4 to 1
New York, Triborough Bridge & Tunnel Authority Revenues, Series C, 5.0%, 11/15/2033 (d)	12,000,000	11,798,580
Trust: New York, Triborough Bridge & Tunnel Authority Revenues, Series 2008-1188, 144A, 9.07%, 11/15/2033, Leverage Factor at purchase date: 2 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (d)	17,560,000	17,780,817
Trust: New York City, NY, Series 2008-1190, 144A, 9.07%, 11/1/2027, Leverage Factor at purchase date: 2 to 1

		77,522,570
Pennsylvania 2.5%
Pennsylvania, State General Obligation, Second Series, 5.0%, 1/1/2025 (d)	10,000,000	10,416,750
Trust: Pennsylvania, State General Obligation, Public Transit Improvements, Series 2008-1146, 144A, 9.02%, 1/1/2025, Leverage Factor at purchase date: 2 to 1
Tennessee 7.9%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (d)	10,756,695	11,081,754
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 17.355%, 1/1/2027, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (d)	10,200,000	10,598,361
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 17.36%, 1/1/2026, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (d)	10,564,925	10,822,114
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 17.368%, 1/1/2028, Leverage Factor at purchase date: 4 to 1

		32,502,229
Texas 2.6%
Texas, State General Obligation, Transportation Commission Mobility Fund, 5.0%, 4/1/2025 (d)	10,000,000	10,436,200
Trust: Texas, State Highway & Transit Improvements, Series 2008-1147, 144A, 9.02%, 4/1/2025, Leverage Factor at purchase date: 2 to 1

Virginia 4.0%
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 10/1/2027 (d)				8,190,000	8,481,361
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 10/1/2028 (d)				7,630,000	7,901,439
Trust: Virginia, State Resource Authority, Clean Water Revenue, Series 2917, 144A, 10.802%, 10/1/2027, Leverage Factor at purchase date: 2.5 to 1

					16,382,800

Total Municipal Inverse Floating Rate Notes (Cost $286,806,805)					281,178,285

				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $839,444,138) †				203.4	834,033,644
Other Assets and Liabilities, Net				(38.8)	(158,929,608)
Preferred Shares, at Redemption Value				(64.6)	(265,000,000)

Net Assets Applicable to Common Shareholders				100.0	410,104,036

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest. The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Green Springs, OH, Senior Care Revenue, St. Francis Health Care Center Project, Series A	7.125%	5/15/2025	6,000,000	5,917,429	4,365,540
**

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2009.

***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of February 28, 2009.

†

The cost for federal income tax purposes was $839,030,681. At February 28, 2009, net unrealized depreciation for all securities based on tax cost was $4,997,037. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $25,326,191 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $30,323,228.

(a)	Bond is insured by one of these companies:
Insurance Coverage					As a % of Total Investment Portfolio
Ambac Financial Group, Inc.					7.2
Assured Guaranty Corp.					4.5
Financial Guaranty Insurance Co.					7.0
Financial Security Assurance, Inc.					13.8
MBIA Corp.					3.5
Radian					0.5
(b)	Security incorporates a letter of credit from the bank listed.
(c)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(d)	Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ -
Level 2	834,033,644
Level 3	-
Total	$ 834,033,644

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Municipal Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Municipal Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 22, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        April 22, 2009